Shareholders’ Equity (Details) - Schedule of Warrant Liability - Warrant Liability [Member]	9 Months Ended
Sep. 30, 2023 USD ($)
Class of Warrant or Right [Line Items]
Balance at beginning
Fair value of warrant liability upon issuance	1,156,300
Loss on change in fair value of warrant liability	27,900
Extinguishment of warrant liability upon exercise of prefunded warrants	(1,184,200)
Balance at ending